DEBT AND LINES OF CREDIT	9 Months Ended
Sep. 29, 2012
DEBT AND LINES OF CREDIT
DEBT AND LINES OF CREDIT

8.    DEBT AND LINES OF CREDIT

Long-term debt consisted of the following:

In thousands	September 29, 2012	December 31, 2011	October 1, 2011

5.0% Euro Notes, due July 2013 (a)	$--	$157,139	$296,145
6.0% Convertible Senior Notes, due June 2014 (b)	28,687	60,270	77,386
10.5% Senior Secured Notes, due April 2019 (c)	384,033	220,085	220,088
Revolving credit facility	--	--	143,745
Capital lease obligations	5,489	8,821	9,899
Total debt	418,209	446,315	747,263
Less: Short-term borrowings (d)	4,681	4,476	148,155
Convertible Notes (b)(e)	28,687	60,270	77,386
Long-term debt	$384,841	$381,569	$521,722

(a)	The change in the balance of these euro-denominated notes reflected the repurchase of the remaining Euro Notes since October 1, 2011 and the impact of changes in foreign currency exchange rates.
(b)

The balance at September 29, 2012, December 31, 2011 and October 1, 2011 represented principal of $31.6 million, $69.2 million and $90.0 million, respectively and an unamortized debt discount of $2.9 million, $8.9 million and $12.6 million, respectively. The change in the balance primarily reflected the conversion of $58.4 million aggregate principal amount of Convertible Notes into 17.0 million shares of common stock since October 1, 2011.

(c)	The increase in the balance reflected the issuance of $152.0 million aggregate principal amount of Senior Secured Notes (the “Additional Notes”) at 108.25% of par value on June 8, 2012.
(d)

At October 1, 2011, the balance consisted primarily of outstanding borrowings under the Company’s amended and restated revolving credit facility and obligations under capital leases and at September 29, 2012 and December 31, 2011, the balance consisted of obligations under capital leases.

(e)	The Convertible Notes were reflected as a current liability since they were convertible at September 29, 2012, December 31, 2011 and October 1, 2011.

Euro Notes

On July 6, 2006, the Company completed the issuance of the 350.0 million euro (or $446.9 million based on the exchange rate in effect on such date) Euro Notes. Prior to the sale of an 81.25% interest in the global MEXX business in October 2011 (see Note 1 – Basis of Presentation), a portion of the Euro Notes was designated as a hedge of the Company’s net investment in certain of the Company’s euro-denominated functional currency subsidiaries (see Note 15 – Derivative Instruments).

On April 8, 2011, the Company completed a tender offer (the “Tender Offer”), whereby it repurchased 128.5 million euro aggregate principal amount of the Euro Notes for total early tender and consent consideration of 123.1 million euro, plus accrued interest. The Company recognized a $6.5 million pretax gain on the extinguishment of debt in the second quarter of 2011. On December 15, 2011, the Company repurchased 100.0 million euro aggregate principal amount of the Euro Notes in a privately-negotiated transaction for total consideration of 100.5 million euro, plus accrued interest.

In the first quarter of 2012, in a privately-negotiated transaction, the Company repurchased 40.0 million euro aggregate principal amount of the Euro Notes for total consideration of 40.6 million euro, plus accrued interest. The Company recognized a $0.8 million pretax loss on the extinguishment of debt in the first quarter of 2012.

On June 6, 2012, in a privately-negotiated transaction, the Company repurchased 28.6 million euro aggregate principal amount of the Euro Notes for total consideration of 29.6 million euro, plus accrued interest. The Company recognized a $1.3 million pretax loss on the extinguishment of debt in the second quarter of 2012.

On July 12, 2012, the Company completed the optional redemption of the remaining 52.9 million euro aggregate principal amount of Euro Notes for 55.4 million euro, plus accrued interest. The redemption was funded by a portion of the net proceeds from the Company’s issuance of Additional Notes in June 2012. The Company recognized a $3.0 million pretax loss on the extinguishment of debt in the third quarter of 2012.

Convertible Notes

On June 24, 2009, the Company issued $90.0 million Convertible Senior Notes (the “Convertible Notes”). The Convertible Notes bear interest at a rate of 6.0% per year and mature on June 15, 2014. The Company used the net proceeds from this offering to repay $86.6 million of outstanding borrowings under its amended and restated revolving credit facility (as amended to date, the “Amended Facility”).

The Convertible Notes are convertible at an initial conversion rate of 279.6421 shares of the Company’s common stock per $1,000 principal amount of Convertible Notes (representing an initial conversion price of $3.576 per share of common stock), subject to adjustment in certain circumstances. If the Convertible Notes are surrendered for conversion, the Company may settle the conversion value of each of the Convertible Notes in the form of cash, stock or a combination of cash and stock, at its discretion. Holders may convert the Convertible Notes at their option prior to the close of business on the business day immediately preceding March 15, 2014 only under the following circumstances: (i) during any fiscal quarter commencing after October 3, 2009, if the last reported sale price of the common stock for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on the last trading day of the preceding fiscal quarter is greater than or equal to $4.2912 (which is 120% of the applicable conversion price) on each applicable trading day; (ii) during the five business day period after any 10 consecutive trading day period in which the trading price per $1,000 principal amount of Convertible Notes for each day of such measurement period was less than 98% of the product of the last reported sale price of the Company’s common stock and the applicable conversion rate on each such day; or (iii) upon the occurrence of specified corporate events. In addition, on or after March 15, 2014 until the close of business on the third scheduled trading day immediately preceding the maturity date, holders may convert their Convertible Notes at any time, regardless of the foregoing circumstances. As a result of stock price performance, the Convertible Notes were convertible during the third quarter of 2012 and are convertible during the fourth quarter of 2012.

The Company separately accounts for the liability and equity components of the Convertible Notes in a manner that reflects the Company’s nonconvertible debt borrowing rate when interest is recognized in subsequent periods. The Company allocated $20.6 million of the $90.0 million principal amount of the Convertible Notes to the equity component and to debt discount. The debt discount is amortized into interest expense through June 2014 using the effective interest method. The Company’s effective interest rate on the Convertible Notes is 12.25%. The non-cash interest expense that will be recorded will increase as the Convertible Notes approach maturity and accrete to face value. Interest expense associated with the semi-annual interest payment and non-cash amortization of the debt discount was $3.9 million and $6.9 million for the nine months ended September 29, 2012 and October 1, 2011, respectively, and $0.9 million and $2.3 million for three months ended September 29, 2012 and October 1, 2011, respectively.

On December 21, 2011, a holder of $20.8 million aggregate principal amount of the Convertible Notes converted all of such outstanding Convertible Notes into 6,163,221 shares of the Company’s common stock. The Company paid accrued interest on the holder’s Convertible Notes through the settlement date in cash. The Company allocated $18.3 million of the consideration to the liability component and $5.2 million to the equity component.

On April 3, 2012, holders of $22.6 million aggregate principal amount of the Convertible Notes converted all such outstanding Convertible Notes into 6,493,144 shares of the Company’s common stock. The Company paid accrued interest on the holders’ Convertible Notes through the settlement date in cash. The Company allocated $21.7 million of the consideration to the liability component and $3.4 million to the equity component. The Company recognized a $2.1 million pretax loss on the extinguishment of debt in the first quarter of 2012.

On June 25, 2012, a holder of $15.0 million aggregate principal amount of the Convertible Notes converted all of such outstanding Convertible Notes into 4,346,376 shares of the Company’s common stock. The Company paid accrued interest on the holder’s Convertible Notes through the settlement date in cash. The Company allocated $14.7 million of the consideration to the liability component and $1.9 million to the equity component. The Company recognized a $1.4 million pretax loss on the extinguishment of debt in the second quarter of 2012.

Senior Notes

On April 7, 2011, the Company completed an offering of $220.0 million principal amount of 10.5% Senior Secured Notes (the “Existing Senior Notes,” together with the Additional Notes, the “Senior Notes”). The Company used the net proceeds of $212.9 million from such issuance of the Existing Senior Notes primarily to fund the Tender Offer. The remaining proceeds were used for general corporate purposes. On June 8, 2012, the Company completed the offering of the Additional Notes, at 108.25% of par value. The Company used a portion of the net proceeds of $160.6 million from the offering of the Additional Notes to repay outstanding borrowings under its Amended Facility and to fund the redemption of 52.9 million euro aggregate principal of Euro Notes on July 12, 2012.  The Company will use the remaining proceeds to fund all or a portion of the anticipated purchase of a 51.0% interest in Kate Spade Japan Co., Ltd. (“KSJ”), which is a joint venture that was formed between Sanei International Co., LTD (“Sanei”), a Japanese entity, and Kate Spade LLC, one of the Company’s wholly-owned subsidiaries (see Note 10 – Commitments and Contingencies).  Any remaining net proceeds will be used for general corporate purposes.

The Senior Notes mature on April 15, 2019 and are guaranteed on a senior secured basis by certain of the Company’s current and future domestic subsidiaries. The Senior Notes and the guarantees are secured on a first-priority basis by a lien on certain of the Company’s trademarks and on a second-priority basis by the other assets of the Company and of the guarantors that secure the Company’s Amended Facility.

The indenture governing the Senior Notes contains provisions that may require the Company to offer to repurchase the Senior Notes at 101% of their aggregate principal amount upon certain defined “Change of Control” events. In addition, the indenture may require that the proceeds from sales of the Company’s assets (subject to various exceptions and the ability of the Company to apply the proceeds to repay indebtedness or reinvest in its business) be used to offer to repurchase the Senior Notes at 100% of their aggregate principal amount. The indenture also contains other standard high-yield debt covenants, which limit the Company’s ability to incur additional indebtedness, incur additional liens, make asset sales, make dividend payments and investments, make payments and other transfers between itself and its subsidiaries, enter into affiliate transactions and merge or consolidate with other entities.

Pursuant to a registration rights agreement executed as part of the April 7, 2011 offering, the Company agreed, on or before April 7, 2012, (i) to use reasonable best efforts to consummate an exchange offer for new notes registered with the SEC with substantially identical terms; and (ii) if required, to have a shelf registration statement declared effective with respect to resales of the April 7, 2011 offering of Existing Senior Notes. As of the date of this filing, the registration statement has not been filed, and the Company is currently required to pay additional interest to the holders of the Existing Senior Notes issued on April 7, 2011 until the obligations under the registration rights agreement are fulfilled. The Company was required to pay additional interest of 0.50% during the 90-day period subsequent to July 8, 2012 and is required to pay additional interest of 0.75% during the 90-day period subsequent to October 6, 2012. If the Company does not complete the exchange offer by January 5, 2013, the interest rate will increase by 1.0%, which is the maximum required by the indenture governing the Existing Senior Notes.

Pursuant to a registration rights agreement executed as part of the Additional Notes offering, the Company agreed, on or before October 15, 2012, (i) to use reasonable best efforts to consummate an offer, in exchange for the Existing Senior Notes, for new notes registered with the SEC with substantially identical terms as the Existing Senior Notes; (ii) to use reasonable best efforts to consummate an offer, in exchange for the Additional Notes, new notes registered with the SEC with substantially identical terms as the Additional Notes and to include the Additional Notes in any exchange offer registration statement for the Existing Senior Notes; and (iii) if required, to have a shelf registration statement declared effective with respect to resales of the Additional Notes. The Company will be required to pay additional interest to the holders of the Additional Notes if the obligations under the registration rights agreement are not fulfilled. The Company is required to pay additional interest of 0.25% during the 90-day period subsequent to October 15, 2012; the interest rate increases by 0.25% at the end of each subsequent 90-day period, up to a maximum of 1.0%.

Amended Facility

In May 2010, the Company completed a second amendment to and restatement of its Amended Facility, which was subsequently amended in March 2011, September 2011 and November 2011 to permit the various corporate, debt financing, disposal and other transactions that the Company completed. Availability under the Company’s Amended Facility is the lesser of $350.0 million or a borrowing base that is computed monthly and comprised primarily of the Company’s eligible accounts receivable and inventory. A portion of the funds available under the Amended Facility not in excess of $200.0 million is available for the issuance of letters of credit, whereby standby letters of credit may not exceed $65.0 million. The Amended Facility is secured by a first priority lien on substantially all of the Company’s assets and includes a $200.0 million multi-currency revolving credit line and a $150.0 million US Dollar credit line. The Amended Facility allows two borrowing options: one borrowing option with interest rates based on euro currency rates and a second borrowing option with interest rates based on the alternate base rate, as defined in the Amended Facility, with a spread based on the aggregate availability under the Amended Facility.

The Amended Facility restricts the Company’s ability to, among other things, incur indebtedness, grant liens, repurchase stock, issue cash dividends, make investments and acquisitions and sell assets, in each case subject to certain designated exceptions. In addition, the Amended Facility (i) requires the Company to maintain minimum aggregate borrowing availability of not less than $45.0 million; (ii) requires the Company to apply substantially all cash collections to reduce outstanding borrowings under the Amended Facility when availability under the Amended Facility falls below the greater of $65.0 million and 17.5% of the then-applicable aggregate commitments; (iii) adjusts certain interest rate spreads based upon availability; (iv) provided for the inclusion of an intangible asset value of $30.0 million in the borrowing base which declined in value over two years; (v) permitted the incurrence of liens and sale of assets in connection with the grant and exercise of the purchase option under the 2009 license agreement with JCPenney; and (vi) permitted the acquisition of certain joint venture interests and the indebtedness and guarantees by certain parties arising in connection with such acquisition, subject to certain capped amounts and meeting certain borrowing availability tests.

The funds available under the Amended Facility may be used to refinance or repurchase certain existing debt, provide for working capital and for general corporate purposes, and back both trade and standby letters of credit. The Amended Facility contains customary events of default clauses and cross-default provisions with respect to the Company’s other outstanding indebtedness, including the Convertible Notes and Senior Notes. The Amended Facility will expire in August 2014, provided that in the event that the remaining Convertible Notes are not refinanced, purchased or defeased prior to March 15, 2014, then the maturity date shall be March 15, 2014. If any such refinancing or extension provides for a maturity date that is earlier than 91 days following August 6, 2014, then the maturity date shall be the date that is 91 days prior to the maturity date of such notes.

On June 5, 2012, the Company entered into a fifth amendment (the “Fifth Amendment”) to the Amended Facility. The Fifth Amendment, among other things, permits the Company (i) to issue the Additional Notes, (ii) to pay the consideration for the June 6, 2012 Euro Notes repurchase and the July 12, 2012 Euro Notes redemption and (iii) to fund all or a portion of the KSJ buyout, subject to certain tests and conditions.

The Company currently believes that the financial institutions under the Amended Facility are able to fulfill their commitments, although such ability to fulfill commitments will depend on the financial condition of the Company’s lenders at the time of borrowing.

As of September 29, 2012, availability under the Company’s Amended Facility was as follows:

In thousands	Total Facility (a)	Borrowing Base (a)	Outstanding Borrowings	Letters of Credit Issued	Available Capacity	Excess Capacity (b)

Revolving credit facility (a)	$350,000	$327,693	$ --	$26,480	$301,213	$256,213

(a)              Availability under the Amended Facility is the lesser of $350.0 million or a borrowing base comprised primarily of eligible accounts receivable and inventory.

(b)              Excess capacity represents available capacity reduced by the minimum required aggregate borrowing availability under the Amended Facility of $45.0 million.